LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A		Class B	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[1]	none	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[2]	5.00%	none	[2]	none
[1]	Class A or Class C shares purchased directly are not subject to any front-end sales charge. However, Class A or Class C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.
[2]	Class A or Class C shares purchased directly are not subject to any contingent deferred sales charge ("CDSC"). However, Class A or Class C shares of the Fund that were obtained in exchange for Class A or Class C shares of another Lord Abbett Fund that were subject to CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in "Sales Charges" on page 16 of the prospectus.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	none	0.75%	none	none
Other Expenses	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.65%	1.40%	0.65%	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	66	208	362	810
Class B	643	743	966	1,475
Class C	66	208	362	810
Class I	66	208	362	810

If Shares Are Not Redeemed
Expense Example No Redemption - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	66	208	362	810
Class B	143	443	766	1,475
Class C	66	208	362	810
Class I	66	208	362	810

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with applicable rules of the U.S. Securities and Exchange Commission (“SEC”). The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or U.S. Government securities) in order to qualify as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940 (the “Investment Company Act”).

Under normal conditions, the Fund invests at least 80% of its net assets in (i) debt issued by the U.S. Government; (ii) debt issued by agencies or instrumentalities of the U.S. Government (collectively, “government sponsored enterprises”); and/or (iii) repurchase agreements collateralized by these U.S. Government securities. The Fund may invest substantially in securities issued by government sponsored enterprises, which are not guaranteed by the full faith and credit of the U.S. Government.

The Fund’s investments include, but are not limited to, debt of the issuers listed below:

•	U.S. Government;
•	Federal Home Loan Banks (“FHLBanks”);
•	Federal National Mortgage Association (“Fannie Mae”);
•	Federal Home Loan Mortgage Corporation (“Freddie Mac”);
•	Government National Mortgage Association (“Ginnie Mae”); and
•	Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund, like all other money market funds, is subject to the diversity, liquidity, credit quality, maturity and other requirements of Rule 2a-7 under the Investment Company Act.

By operating as a government money market fund, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gate. The Fund’s board may elect to subject the Fund to the liquidity fee and redemption gate requirements in the future, but the board has not elected to do so at this time. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions or to meet regulatorily-imposed liquidity requirements, however, the Fund may invest its assets in cash in a temporary defensive manner. The Fund also may increase its investments in cash in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increase in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund generally will sell a security to satisfy redemption requests or increase cash or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund’s yield may decline substantially.

•

Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government sponsored enterprises. There can be no assurance that the U.S. Government will provide financial support to government sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

•

Mortgage-Related Securities Risk: Mortgage-related debt securities issued by government sponsored enterprises may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations, due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations, due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk.

•

Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government sponsored enterprise than a fund that invests more widely.

•

Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund will lose money.

•

Portfolio Management Risk: If the strategies used by the Fund’s portfolio managers and their security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

*	The year-to-date return for Class A shares as of September 30, 2016 was +0.02%.

Best Quarter 3rd Q ’06 +1.16%	Worst Quarter 1st Q ‘10 0.00%

Average Annual Total Returns (for the periods ended December 31, 2015)

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Average Annual Returns - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	1 Year	5 Years	10 Years
Class A	0.02%	0.02%	1.05%
Class B	(5.00%)	(0.40%)	0.81%
Class C	0.02%	0.02%	1.05%
Class I	0.02%	0.02%	1.05%
Lipper U.S. Government Money Market Funds Average (reflects no deduction for fees, expenses, or taxes)	0.03%	0.02%	1.19%